GENERAL (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 25, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) segment item $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
GENERAL
Minimum number of importers/exporters | item		10,000
Number of segments | segment		2
Share listing expense (Note 1d)	$ 46,717			$ 46,717
Accumulated deficit		$ (224,186)	$ (206,670)
Loss		(17,516)	(22,491)	(65,473)
Cash flow from operating activities		$ (8,868)	$ (12,100)	$ (27,096)
Ordinary shares
GENERAL
Par value per share | $ / shares		$ 0.00001	$ 0.00001
Preferred stock conversion shares | shares	1
Backstop Investor
GENERAL
Purchase price of issued units	$ 10,000
Exchange for ordinary shares | shares	1,000,000
Number of warrants issued during period | shares	100,000
Forward purchase agreement
GENERAL
Units issued | shares	4,000,000
Purchase price of issued units	$ 40,000
Forward purchase agreement | Ordinary shares
GENERAL
Common stock conversion share split | $ / shares	$ 3.51806
Common stock converted into option to purchase price | $ / shares	3.51806
Conversion of common stock exercise price | $ / shares	$ 3.51806
Backstop agreement | Ordinary shares
GENERAL
Purchase price of issued units	$ 10,000
Exchange for ordinary shares | shares	1,000,000
Backstop agreement | Backstop Investor
GENERAL
Par value per share | $ / shares	$ 0.00001
Number of warrants issued during period | shares	500,000
PIPE Agreement
GENERAL
Units issued | shares	1,000,000
Purchase price of issued units	$ 10,000